Vessels and other fixed assets, net (Details Narrative) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 03, 2021 USD ($)	Mar. 16, 2021 shares	May 19, 2021 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 17, 2020 USD ($)	Feb. 02, 2021 $ / shares shares	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels owned				128
Vessels and other fixed assets, net				$ 3,077,899				$ 2,877,119
Cash portion of the consideration				$ 116,434	$ 51,297
Eneti Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued as part of the consideration | shares				3,000,000
Common Stock, Shares Authorized | shares							3,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							3,000,000
Exercise price | $ / shares							$ 0.01
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned				38
Vessels and other fixed assets, net				$ 871,933
Star Marilena, Star Bueno and Star Borneo [Member]
Property, Plant and Equipment [Line Items]
Number of operating vessels acquired						3
Delivery Date				January 26, 2021
Cash portion of the consideration						$ 39,000
Number of shares issued as part of the consideration | shares				2,100,000
Eneti Acquisition Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of operating vessels acquired							7
Star Bovarius, Star Subaru, Star Capoeira, Star Carioca, Star Lambada and Star Macarena [Member]
Property, Plant and Equipment [Line Items]
Delivery Date				March 16, 2021
Number of shares issued as part of the consideration | shares		2,649,203
Star Athena [Member]
Property, Plant and Equipment [Line Items]
Delivery Date				May 19, 2021
Number of shares issued as part of the consideration | shares			350,797
Kamsarmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired	2
Vessel capacity	82,000
Purchase price	$ 55,000
Star Elizabeth [Member]
Property, Plant and Equipment [Line Items]
Delivery Date				May 25, 2021
Star Pavlina [Member]
Property, Plant and Equipment [Line Items]
Delivery Date				June 16, 2021
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned				88
Debt Instrument, Collateral Amount				$ 2,150,769
Second-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount				$ 668,947